RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash equivalents	$ 14,788,750	$ 13,234,832
Cash held by entity	3,809,111	3,798,025
Total cash and cash equivalents	18,597,861	17,032,857	$ 36,642,829	$ 34,025,535
Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	13,537,699	12,051,274
Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	1,228,856	1,148,798
Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	22,195	34,760
Central bank | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	6,857,510	4,541,687
Central bank | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	466	2,058
Financial entities | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	6,678,693	7,509,587
Financial entities | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	1,228,390	1,146,740
Financial entities | Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	22,195	$ 34,760
Others | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	$ 1,496